Stockholders' Equity (Details Textual) - USD ($)		1 Months Ended				12 Months Ended
	Jan. 06, 2015	Jan. 31, 2015	Oct. 17, 2014	Jul. 31, 2014	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2015	Nov. 30, 2014	Dec. 31, 2013
IPO and Private Placement [Member]
Stockholders' Equity (Textual)
Warrants issued to purchase of common stock		6,975,000
Number of shares sold		13,950,000
Proceeds from sale of shares		$ 13,950,000
Warrants outstanding, description		Each whole warrant is exercisable to acquire one share of the Company's common stock at a price of $2.00 per share at any time up to January 6, 2017, subject to the Company's right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days.
Proceeds from issuance, net		$ 12,953,484
Offering expenses		996,516
Incurred internal offering costs		$ 785,197
IPO [Member]
Stockholders' Equity (Textual)
Price per sale of unit		$ 1.00
Number of units sold		11,250,000
Proceeds from sale of units		$ 11,250,000
Number of options granted to agents						786,696
Private Placement [Member]
Stockholders' Equity (Textual)
Price per sale of unit		$ 1.00
Number of units sold		2,700,000
Proceeds from sale of units		$ 2,700,000
Common stock, shares authorized						75,000,000	75,000,000
Common stock, par value						$ 0.001	$ 0.001
Preferred stock, shares authorized						5,000,000	5,000,000
Preferred stock, par value						$ 0.001	$ 0.001
Conversion of of Series B Preferred into common stock	5,400,000						5,400,000
Stock-based compensation						$ 396,850	$ 305,018
Stock options						3,724,083
Proceeds from exercise of Agent options						$ 55,548
Recognized options vest over period						4 years
Net of issuance costs							$ 59,920
Increase in number of shares after the issuance of options to employees and consultants									365,000
Consultants [Member]
Stockholders' Equity (Textual)
Class of warrant or right issued				100,000
Exercise Price 1.00 [Member]
Stockholders' Equity (Textual)
Option granted exercise price						$ 1.00
Stock options						1,044,272
Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Class of warrant or right issued					797,075
Class of warrant or right expiration term					10 years
Fair value of warrant price per share					$ 0.21
2011 Plan [Member]
Stockholders' Equity (Textual)
Equity incetive plan, description		In accordance with the rules of the TSX Venture Exchange regarding equity incentive plans, the number of shares that can be reserved for issuance under the 2011 Plan is equal to 20% of the Companys common stock outstanding at the completion of the offering.
Common stock for future issuance		6,453,069				3,460,134
Stock Options [Member]
Stockholders' Equity (Textual)
Number of options granted/warrant						1,174,820	2,536,935
Weighted average exercise price						$ 1.01	$ 0.52
Weighted average fair value						$ 0.38
Agent options exercised						(55,548)
Warrant/Option issued to employees and consultants exercisable, shares						1,963,948	453,437			83,123
Weighted average exercisable price						$ 0.34	$ 0.17			$ 0.05
Weighted average remaining contractual term						7 years 1 month 2 days	9 years 6 months 26 days
Number of options cancelled						5,000	91,095
Vesting period description							Vesting over two to four years and have a term of ten years.
Stock Options [Member] | Consultants [Member]
Stockholders' Equity (Textual)
Weighted average fair value							$ 0.52
Weighted average exercisable price							0.73
Stock Options [Member] | Employees [Member]
Stockholders' Equity (Textual)
Weighted average fair value							0.18
Weighted average exercisable price							$ 0.26
Stock Options [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Weighted average fair value						$ 0.81
Warrant weighted average exercise price						1.17
Vesting period							10 years
Stock Options [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Weighted average fair value						0.69
Warrant weighted average exercise price						$ 1.00
Vesting period							4 years
Stock Options [Member] | Employees and Consultants [Member]
Stockholders' Equity (Textual)
Warrant/Option issued to employees and consultants exercisable, shares								318,124	2,616,041
Weighted average exercisable price								$ 1.00
Compensation Options [Member]
Stockholders' Equity (Textual)
Option granted exercise price		$ 1.00
Number of options granted to agents		786,696
Agent options exercised						55,548
Proceeds from exercise of Agent options						$ 55,548
Warrants outstanding, description		Each Compensation Option is exercisable for a unit consisting of one share of common stock and one-half of one common stock purchase warrant at an exercise price of $1.00 per unit. The Compensation Options expire on July 6, 2016. Each whole warrant issuable upon exercise of Compensation Options is exercisable to acquire one share of common stock at an exercise price of $2.00 per share at any time up to January 6, 2017, subject to the Company's right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days.
Warrant exercise price per share		$ 2.00
Common Stock [Member]
Stockholders' Equity (Textual)
Number of shares issued
Agent options exercised						55,548
Warrant [Member]
Stockholders' Equity (Textual)
Warrants issued to purchase of common stock						7,002,774
Number of options granted/warrant						7,002,774	918,021
Weighted average exercise price						$ 2.00	$ 0.27
Weighted average fair value						$ 0.43
Agent options exercised
Warrants outstanding, description						The warrants are exercisable through January 6, 2017 at a price of $2.00 per share. The warrants are subject to the Company's right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days.
Warrant exercise price per share				$ 0.26
Warrants outstanding and exercisable to purchase						7,936,391
Warrant/Option issued to employees and consultants exercisable, shares						7,936,391	933,617			15,596
Weighted average exercisable price						$ 1.80	$ 0.28			$ 0.99
Weighted average remaining contractual term						1 year 9 months 18 days	8 years 7 months 21 days
Class of warrant or right expiration term				5 years
Fair value of warrant price per share				$ 0.24
Number of options cancelled
Warrant [Member] | Chief Executive Officer [Member]
Stockholders' Equity (Textual)
Warrant exercise price per share					$ 0.26
Amendment [Member]
Stockholders' Equity (Textual)
Authorized to issue and sale, shares		80,000,000
Common stock, shares authorized		75,000,000
Common stock, par value		$ 0.001
Preferred stock, shares authorized		5,000,000
Preferred stock, par value		$ 0.001
Series B Preferred Stock [Member]
Stockholders' Equity (Textual)
Warrants issued to purchase of common stock			1.00
Number of shares issued			2,700,000				5,190,000
Conversion of of Series B Preferred into common stock	5,400,000						420,000
Agent options exercised
Proceeds from issuance, net							$ 210,000
Net of issuance costs							$ 86,129
Conversion rate description							The conversion rate of the Series B Preferred Stock into Common Stock at December 31, 2014, was 1:1.